Segment Information - Schedule Of Operating Segments Revenue Based On Geographical Location Of Customers (Details) - Operating segments [member]	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Segment Information [Line Items]
Revenue	100.00%	100.00%
Australia [member]
Segment Information [Line Items]
Revenue	14.60%	6.80%
Americas And Other [member]
Segment Information [Line Items]
Revenue	85.40%	93.20%